Warrant Liabilities (Details) - Schedule of Warrant Liabilities - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CGCL Class A Warrants [Member]
Warrant Liabilities (Details) - Schedule of Warrant Liabilities [Line Items]
Balance at beginning		$ 807,139	$ 807,139
Changes in fair value		11,015,636	11,242,507	(38,454)
Balance at ending		11,822,775		807,139
CGCL Class C Warrants [Member]
Warrant Liabilities (Details) - Schedule of Warrant Liabilities [Line Items]
Balance at beginning		11,642,006	11,642,006
Changes in fair value		37,834,481	39,707,978
Balance at ending		49,476,487		11,642,006
Total [Member]
Warrant Liabilities (Details) - Schedule of Warrant Liabilities [Line Items]
Balance at beginning	1,839,808	12,449,145	12,449,145
Changes in fair value	236,547	48,850,117	47,796,528	(38,454)
Balance at ending	2,076,355	61,299,262	1,839,808	12,449,145
The Company’s Public Warrants [Member]
Warrant Liabilities (Details) - Schedule of Warrant Liabilities [Line Items]
Balance at beginning	1,388,313
Changes in fair value	178,497		(2,379,964)
Balance at ending	1,566,810		1,388,313
The Company’s Sponsor Warrants [Member]
Warrant Liabilities (Details) - Schedule of Warrant Liabilities [Line Items]
Balance at beginning	451,495
Changes in fair value	58,050		(773,993)
Balance at ending	$ 509,545		$ 451,495